Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by Nature
Schedule of expenses by nature

EUR’000	Note	2023	2022	2021
Cost of sales
Right of use asset depreciation	19	30	—	—
Insurance		1,573	1,933	1,772
Vessel depreciation	18	22,484	21,664	16,077
Impairment of property, plant and equipment	18	5,000	—	—
Crewing costs paid to a related party and an external party	27	—	61	11,517
Seafarer payroll	7	15,921	13,089	1,159
Fuel and oil		711	1,113	892
Maintenance		5,121	4,039	2,305
Messing costs		1,448	1,428	1,224
Seafarer travel		2,835	2,589	1,876
Specific charter costs		4,052	2,623	1,239
Utilities		389	689	541
Other operating expenses		294	309	260
Tonnage tax		—	—	17
Total cost of sales		59,858	49,537	38,879
Administrative expenses
Depreciation and amortisation	17, 18, 19	534	1,020	414
Employee compensation	7	18,889	9,905	7,603
Repair and maintenance expenses		1,123	796	161
Legal and professional fees		2,122	1,047	564
Transaction costs	6	7,707	—	—
Rental expenses		751	582	584
Travel expense		985	612	305
Management fees to related party	27	—	—	115
Marketing and entertainment expenses		602	788	159
Other expenses		1,745	946	1,020
Total administrative expenses		34,458	15,696	10,925

Schedule of components of auditor remuneration

EUR’000	2023	2022	2021
Statutory audit	474	125	92
Other assurance services	1,608	—	8
Tax services	2	105	50
Other services	606	51	14
Total	2,690	281	164